SCHEDULE OF DUE FROM TO RELATED PARTIES (Details) (Parenthetical)				12 Months Ended
	Jan. 22, 2025 USD ($)	Jan. 22, 2025 CNY (¥)	Mar. 20, 2023 USD ($)	Sep. 30, 2024 USD ($)		Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Sep. 30, 2025 USD ($)		May 31, 2025	Apr. 30, 2025	Apr. 20, 2025 USD ($)	Apr. 20, 2025 CNY (¥)	Jun. 25, 2024	May 23, 2024	Apr. 12, 2024	Mar. 25, 2024 USD ($)	Mar. 25, 2024 CNY (¥)
Related Party Transaction [Line Items]
Additional paid in capital							$ (10,147,447)
Loan, current										$ 3,777,909
Interest, rate												3.50%					4.00%	4.00%
Li Hongqi [Member]
Related Party Transaction [Line Items]
Repayments of related party				1,300,000
Li Hongliang [Member]
Related Party Transaction [Line Items]
Repayments of related party				2,900,000
Sichuan TIBO Fluid Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Loan, current				822,878	[1]						[1]			$ 365,914	¥ 2,600,000				$ 799,155	¥ 5,600,000
Interest, rate													3.50%	3.50%	3.50%	8.00%
Interest, current				$ 23,723		¥ 166,236
Repaid amount	$ 84,442	¥ 600,000
Sichuan TIBO Fluid Technology Co Ltd [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Loan balance								$ 703,682	¥ 5,000,000
ZJY Technologies [Member]
Related Party Transaction [Line Items]
Additional paid in capital			$ 9,300,000

[1]	On March 25, 2024, the Company lent RMB5,600,000 (US$799,155) to Sichuan TIBO. The loan to Sichuan TIBO was for 13 months with annual interest of 8% from March 25, 2024 to June 25, 2024, and 3.5% from June 26, 2024 to April 30, 2025. Interest income related to this loan was RMB166,236 (US$23,723) as of September 30, 2024. Sichuan TIBO repaid RMB 600,000 (US$84,442) on January 22, 2025. On April 20, 2025 and October 24, 2025, China Oil Blue Ocean and Sichuan TIBO agreed to extended the maturity date of the remaining RMB 5 million (US$703,682) loan balance to June 30, 2026. Due to the full disposal of the equity in TIBO in February 2025, the outstanding loans due from TIBO were reclassified as loans receivable from a third party in the consolidated financial statements as of September 30, 2025.